2. Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 26,539,180	$ 32,958,173
Gross Unrealized Gains - Available for sale Securities	27,569	73,336
Gross Unrealized Losses - Available for sale Securities	96,349	84,615
Fair Value - Available for sale Securities	26,470,400	32,946,894
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	43,354,419	41,810,945
Gross Unrealized Gains - Held-to-Maturity	788,581	423,055
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	44,143,000	42,234,000
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	12,832,059	19,929,061
Gross Unrealized Gains - Available for sale Securities	22,523	50,378
Gross Unrealized Losses - Available for sale Securities	22,139	72,289
Fair Value - Available for sale Securities	12,832,443	19,907,150
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities	10,734,121	9,031,661
Gross Unrealized Gains - Available for sale Securities	0	19,472
Gross Unrealized Losses - Available for sale Securities	69,637	12,326
Fair Value - Available for sale Securities	10,664,484	9,038,807
Other investments
Available for sale Securities
Amortized Cost - Available for sale Securities	2,973,000	0
Gross Unrealized Gains - Available for sale Securities	5,046	0
Gross Unrealized Losses - Available for sale Securities	4,573	0
Fair Value - Available for sale Securities	2,973,473	0
U.S. Government securities
Available for sale Securities
Amortized Cost - Available for sale Securities	0	3,997,451
Gross Unrealized Gains - Available for sale Securities	0	3,486
Gross Unrealized Losses - Available for sale Securities	0	0
Fair Value - Available for sale Securities	0	4,000,937
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	43,354,419	41,810,945
Gross Unrealized Gains - Held-to-Maturity	788,581	423,055
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 44,143,000	$ 42,234,000